Note 5 - Inventories - Inventories (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Finished Goods	$ 56,828		$ 9,063	$ 249,571
Goods-in-process	1,326,110		1,405,785	844,194
Total	$ 1,382,938	$ 1,414,848	$ 1,414,848	$ 1,093,765